Borrowings - Schedule of Bank Term Funding Program Advances (Parenthetical) (Details)	Jun. 30, 2024
Bank Term Funding Program Maturity Of May 2024 [Member]
Debt Instrument [Line Items]
Interest rate	4.71%
Bank Term Funding Program Maturity Of December 2024 [Member]
Debt Instrument [Line Items]
Interest rate	4.83%
Bank Term Funding Program Maturity of January 2025 [Member]
Debt Instrument [Line Items]
Interest rate	4.76%